Stock Options (Options Granted Under The Stock Option Plan Exercisable In Canadian Dollars And U.S Dollars) (Details) shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017 $ / shares shares	Jun. 30, 2017 CAD / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2016 CAD / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2015 CAD / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding and Exercisable at Beginning | shares	1,428	1,428
Number of Options Exercised | shares	(36)	(36)
Number of Options Outstanding and Exercisable at Ending | shares			1,428	1,428
Weighted-average Exercise Price Outstanding and Exercisable at Beginning		CAD 1.81
Weighted- average Exercised		1.89
Weighted- average Forfeited or expired		0
Weighted-average Exercise Price Outstanding and Exercisable at Ending		CAD 1.80		CAD 1.81
Stock Option In Canadian Dollars [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding and Exercisable at Beginning | shares	999	999	1,323	1,323	1,338	1,338
Number of Options Exercised | shares			0	0	(14)	(14)
Number of Options Forfeited or expired | shares			(324)	(324)	(1)	(1)
Number of Options Outstanding and Exercisable at Ending | shares			999	999	1,323	1,323
Exercised Range				CAD 0
Forfeited or expired Range				2.43
Weighted-average Exercise Price Outstanding and Exercisable at Beginning		CAD 2.38		2.39		CAD 2.38
Weighted- average Exercised				0		1.94
Weighted- average Forfeited or expired				2.43		1.82
Weighted-average Exercise Price Outstanding and Exercisable at Ending				2.38		2.39
Stock Option In Canadian Dollars [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable Range		2.43		2.43		2.43
Exercised Range						2.43
Forfeited or expired Range						2.43
Outstanding and Exercisable Range				2.43		2.43
Stock Option In Canadian Dollars [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable Range		CAD 1.62		1.62		1.62
Exercised Range						1.62
Forfeited or expired Range						1.62
Outstanding and Exercisable Range				CAD 1.62		CAD 1.62
Stock Option In Us Dollars [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding and Exercisable at Beginning | shares	1,428	1,428	1,094	1,094	1,072	1,072
Number of Options Granted | shares			370	370	71	71
Number of Options Exercised | shares			(4)	(4)	(33)	(33)
Number of Options Forfeited or expired | shares			(32)	(32)	(16)	(16)
Number of Options Outstanding and Exercisable at Ending | shares			1,428	1,428	1,094	1,094
Exercised Range | $ / shares			$ 1.50
Weighted-average Exercise Price Outstanding and Exercisable at Beginning | $ / shares	$ 1.93		1.77		$ 1.77
Weighted- average Granted | $ / shares			2.42		1.36
Weighted- average Exercised | $ / shares			1.50		0.83
Weighted- average Forfeited or expired | $ / shares			2.65		2.24
Weighted-average Exercise Price Outstanding and Exercisable at Ending | $ / shares			1.93		1.77
Stock Option In Us Dollars [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable Range | $ / shares	3.60		3.60		15.66
Granted Range | $ / shares			2.45		2.51
Exercised Range | $ / shares					1.05
Forfeited or expired Range | $ / shares			2.69		15.66
Outstanding and Exercisable Range | $ / shares			3.60		3.60
Stock Option In Us Dollars [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable Range | $ / shares	$ 0.45		0.45		0.45
Granted Range | $ / shares			2.11		1.13
Exercised Range | $ / shares					0.60
Forfeited or expired Range | $ / shares			1.89		0.54
Outstanding and Exercisable Range | $ / shares			$ 0.45		$ 0.45